Consolidated Statements of Changes in Equity - USD ($)	Share capital	Preferred A equity interest	Preferred C equity interest	Preferred D equity interest	Preferred E equity interest	Preferred F equity interest	Share premium	Other reserve	Accumulated deficit	Foreign currency translation reserve	Total Shareholders’ equity	Non- controlling Interest	Total
Balance at Dec. 31, 2022	$ 6,063	$ 1,240,000	$ 1,500,000	$ 3,120,000			$ 77,959,554	$ 6,269,108	$ (77,451,517)	$ (317,316)	$ 12,325,892		$ 12,325,892
Reverse stock split	(5,457)						5,457
Profit (loss) for the year									3,043,779		3,043,779		3,043,779
Other comprehensive loss for the year										(214,976)	(214,976)		(214,976)
Balance at Dec. 31, 2023	606	1,240,000	1,500,000	3,120,000			77,965,011	6,269,108	(74,407,738)	(532,292)	15,154,695		15,154,695
Preferred E shares issued					3,000,000						3,000,000		3,000,000
Shares issued for compensation	10						146,990				147,000		147,000
Conversion of preferred E shares issued	283				(847,500)		847,217
Profit (loss) for the year									3,073,834		3,073,834	(27)	3,073,807
Other comprehensive loss for the year										(472,993)	(472,993)		(472,993)
Balance at Dec. 31, 2024	899	1,240,000	1,500,000	3,120,000	2,152,500		78,959,218	6,269,108	(71,333,904)	(1,005,285)	20,902,536	(27)	20,902,509
Conversion of preferred E shares issued	179				(2,152,500)		2,152,321
Reverse stock split 1:4	(674)						674
Preferred F issued						1,380,000					1,380,000		1,380,000
Conversion of preferred F shares issued	282					(900,000)	899,718
Liability convert to shares	285						2,509,715				2,510,000		2,510,000
Shares issued of ESOP	1,000						9,477,350				9,478,350		9,478,350
Reverse stock split 1:15	(1,829)						1,829
Profit (loss) for the year									(11,000,824)		(11,000,824)	(18)	(11,000,842)
Other comprehensive loss for the year										1,163,686	1,163,686		1,163,686
Balance at Dec. 31, 2025	$ 143	$ 1,240,000	$ 1,500,000	$ 3,120,000		$ 480,000	$ 94,000,824	$ 6,269,108	$ (82,334,728)	$ 158,401	$ 24,433,748	$ (45)	$ 24,433,703